Annual Total Returns - Fidelity® Value Discovery Fund [BarChart] - 07.31 Fidelity Value Discovery Fund K PRO-08 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Class K	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	17.14%
Annual Return 2013	35.77%
Annual Return 2014	14.92%
Annual Return 2015	(2.84%)
Annual Return 2016	13.41%
Annual Return 2017	14.29%
Annual Return 2018	(9.21%)
Annual Return 2019	24.22%
Annual Return 2020	7.86%
Annual Return 2021	25.01%